Stockbased Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2013
Stock-based Compensation Expense Disclosure [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

	The components of stock-based compensation expense are as follows:

(In millions)	2013	2012	2011

Stock Option Awards	$41.4	$39.3	$49.4
Restricted Unit Awards	49.5	38.9	30.6

Total Stock-based Compensation Expense	$90.9	$78.2	$80.0

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Stock-based compensation expense is included in the accompanying statement of income as follows:

(In millions)	2013	2012	2011

Cost of Revenues	$7.1	$5.4	$5.7
Selling, General and Administrative Expenses	80.5	70.7	72.4
Research and Development Expenses	3.3	2.1	1.9

Total Stock-based Compensation Expense	$90.9	$78.2	$80.0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012	2011

Expected Stock Price Volatility	33%	34%	33%
Risk Free Interest Rate	0.7%	0.8%	1.7%
Expected Life of Options (years)	4.5	4.5	4.1
Expected Annual Dividend	0.8%	0.9%	0.0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Shares	Exercise	Term	Value (a)
	(in millions)	Price	(in years)	(in millions)

Outstanding at December 31, 2012	15.3	49.07
Granted	1.9	74.29
Exercised	(5.1)	44.79
Canceled / Expired	(0.6)	56.38

Outstanding at December 31, 2013	11.5	54.81	4.1

Vested and Unvested Expected to Vest at
December 31, 2013	11.1	54.47	4.1	$629.6

Exercisable at December 31, 2013	5.4	48.49	3.1	$336.8

(a)	Market price per share on December 31, 2013 was $111.35. The intrinsic value is zero for options with exercise prices above the market price.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Shares	Exercise	Term	Value (a)
	(in millions)	Price	(in years)	(in millions)

Outstanding at December 31, 2012	15.3	49.07
Granted	1.9	74.29
Exercised	(5.1)	44.79
Canceled / Expired	(0.6)	56.38

Outstanding at December 31, 2013	11.5	54.81	4.1

Vested and Unvested Expected to Vest at
December 31, 2013	11.1	54.47	4.1	$629.6

Exercisable at December 31, 2013	5.4	48.49	3.1	$336.8

(a)	Market price per share on December 31, 2013 was $111.35. The intrinsic value is zero for options with exercise prices above the market price.

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	Units (in thousands)	Weighted Average Grant-Date Fair Value

Unvested at December 31, 2012	2,051	53.91
Granted	785	77.18
Vested	(840)	56.17
Forfeited	(149)	58.12

Unvested at December 31, 2013	1,847	62.43